Related parties - Transactions with related parties (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Main transactions with related parties
Sales	$ 73	$ 124	$ 116
Cost of sales - Purchases and others	628	607	591
Joint ventures
Main transactions with related parties
Sales	41	39	25
Cost of sales - Purchases and others	607	559	544
Associates
Main transactions with related parties
Sales	32	85	91
Cost of sales - Purchases and others	21	48	47
Gases del Caribe S.A. E.S.P. | Associates
Main transactions with related parties
Sales	0	0	0
Cost of sales - Purchases and others	16	34	0
Gas Natural del Oriente S.A. E.S.P. | Associates
Main transactions with related parties
Sales	0	0	0
Cost of sales - Purchases and others	0	5	40
Extrucol S.A. | Associates
Main transactions with related parties
Sales	0	0	0
Cost of sales - Purchases and others	3	5	4
E2 Energia Eficiente S.A. E.S.P. | Associates
Main transactions with related parties
Sales	32	85	91
Cost of sales - Purchases and others	2	4	3
Equion Energa Limited | Joint ventures
Main transactions with related parties
Sales	0	0	0
Cost of sales - Purchases and others	40	43	3
Ecodiesel Colombia S.A. | Joint ventures
Main transactions with related parties
Sales	41	39	25
Cost of sales - Purchases and others	$ 567	$ 516	$ 541